Loans Receivable, Net (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012 payments loan	Mar. 31, 2012 loan	Mar. 31, 2011
Receivables [Abstract]
Review period to request a new third party appraisal	24 months
Impaired financing receivable, average recorded investment	$ 41,555,434	$ 34,287,940
TDRs included in impaired loans		$ 15,900,000.0	$ 18,000,000.0
Number of Contracts - Troubled Debt Restructurings	1	15
Financing Receivable, Modifications, Interest Only Period	1 year
Number of Contracts - loans that had been previously restructured that were in default	6
Number of Contracts - Troubled Debt Restructurings That Subsequently Defaulted During the Period	4	0
Nonperforming Loans, Minimum Consecutive Payments	6